Disclosure of Detailed Information About Fair Value of Convertible Debentures (Details)	3 Months Ended		12 Months Ended
	Nov. 30, 2021 $ / shares	Nov. 30, 2021 $ / shares $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares $ / shares	Nov. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Share price		$ 4.93		$ 8.42
2019 series [member]
IfrsStatementLineItems [Line Items]
Share price		$ 4.93		$ 8.42
Conversion price					$ 7.50	$ 7.50
Warrant exercise price					$ 7.50	$ 7.50
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Expected volatility	85.00%	85.00%	90.00%	90.00%
Exchange rate	0.7817	0.7817	0.7947	0.7947
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
2019 series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	7 months 6 days	7 months 6 days	10 months 6 days	10 months 6 days
Risk-free interest rate	0.43%	0.43%	0.25%	0.25%
2019 series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	8 months 8 days	8 months 8 days	11 months 8 days	11 months 8 days
Risk-free interest rate	0.50%	0.50%	0.26%	0.26%
2020 Series [member]
IfrsStatementLineItems [Line Items]
Share price	$ 3.85		$ 6.66
Conversion price	8.90	$ 8.90	8.90	$ 8.90
Warrant exercise price
Terms, in years	1 year 3 months 3 days	1 year 3 months 3 days	1 year 3 months 3 days	1 year 3 months 3 days
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Expected volatility	85.00%	85.00%	90.00%	90.00%
Risk-free interest rate	0.23%	0.23%	0.10%	0.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
EB CD [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 3.85		$ 6.66
Conversion price	10.25	$ 10.25	10.25	$ 10.25
Warrant exercise price	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Terms, in years	2 years 2 months 26 days	2 years 2 months 26 days	1 year 3 months 3 days	1 year 3 months 3 days
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Expected volatility	85.00%	85.00%	90.00%	90.00%
Risk-free interest rate	0.59%	0.59%	0.30%	0.30%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%